Short term investments (Details 1)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Platform Operator, Crypto Asset [Line Items]
Marketable securities	$ 66,060,012	¥ 472,897,200	¥ 149,583,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities		472,897,200	149,583,000
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities